[LOGO OMITTED]
DEUTSCHE ASSET MANAGEMENT


[GRAPHIC OMITTED]


Mutual Fund

Semi-Annual Report


                                                                   June 30, 2002


                                                                         Premier


Equity 500 Index Fund



On or about August 19, 2002, the Deutsche Asset Management funds are expected to be combined with the Scudder family of funds under the Scudder Investments brand. This change will not affect the value of your investment or the way your fund is managed.


                                                               [LOGO OMITTED]
                                                             A Member of the
                                                             DEUTSCHE BANK GROUP

Equity 500 Index Fund Premier
--------------------------------------------------------------------------------
TABLE OF CONTENTS


     LETTER TO SHAREHOLDERS ...........................................   3
     PERFORMANCE COMPARISON ...........................................   6

     EQUITY 500 INDEX FUND PREMIER
        Statement of Assets and Liabilities ...........................   7
        Statement of Operations .......................................   8
        Statements of Changes in Net Assets ...........................   9
        Financial Highlights ..........................................  10
        Notes to Financial Statements .................................  11

     EQUITY 500 INDEX PORTFOLIO
        Schedule of Portfolio Investments .............................  13
        Statement of Assets and Liabilities ...........................  19
        Statement of Operations .......................................  20
        Statements of Changes in Net Assets ...........................  21
        Financial Highlights ..........................................  22
        Notes to Financial Statements .................................  23



                          ------------------------------
                 The Fund is not insured by the FDIC and is not a deposit, obligation of or guaranteed by Deutsche Bank AG. The Fund is subject to investment risks, including possible loss of principal amount invested.
                          ------------------------------

--------------------------------------------------------------------------------

Equity 500 Index Fund Premier
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS


We are pleased to present you with this semi-annual report for Equity 500 Index Fund--Premier (the 'Fund'), providing a review of the markets, the Portfolio, and our outlook as well as a complete financial summary of the Fund's operations and a listing of the Portfolio's holdings.

MARKET ACTIVITY
THE S&P 500 INDEX DECLINED 13.16% FOR THE SIX MONTHS ENDED JUNE 30, 2002, BUT WITHIN THE SEMI-ANNUAL PERIOD SAW DIVERGENT PERFORMANCE BETWEEN THE FIRST AND SECOND QUARTERS.
o During the first quarter, the S&P 500 Index rose 0.28%, as equities struggled to maintain the momentum of the fourth quarter of 2001.
o Equities declined soon after the beginning of the first quarter with the decline continuing through mid-February. A rally then started, as the prospects for renewed economic growth rose. Equities responded favorably to statistics that showed the US economy growing at a 1.7% rate during the fourth quarter of 2001 fueled by consumer and government spending.
o The equity rally lasted into March before faltering during the last two weeks of the first quarter. In the aftermath of the Enron collapse, a credit crunch impacted many companies associated with aggressive accounting practices, including some of the Information Technology and Telecommunications leaders of the late 1990s.
o During the second quarter, the S&P 500 Index was down 13.40%, as equities generally declined to levels not seen since lows reached last September after the terrorist attacks on the US.
o The second quarter decline continued almost unabated with only a slight bounce in early May. Equity markets were severely impacted by the growing scandal over corporate accounting practices and continuing credit concerns. Ongoing threats of terrorism, geopolitical instability and questions about the reliability of corporate earnings reports also hung over the markets. With first quarter 2002 US Gross Domestic Product (GDP) growth revised up to 6.1%, expectations for a 'double-dip' recession abated, yet investors shrugged off the improving economic climate and concentrated on the almost daily doses of negative headlines.
o For the semi-annual period overall, large-cap stocks, as measured by the S&P 500 Index, underperformed mid-cap and small-cap stocks, as measured by the S&P MidCap 400 Index(1) and the Russell 2000 Index,(2) respectively. Within the large-cap sector, value-oriented stocks outperformed growth-oriented stocks by more than 7%, as measured by the S&P 500 Barra Value Index(3) versus the S&P 500 Barra Growth Index.(4)

SECTOR PERFORMANCE WITHIN THE S&P 500 INDEX WAS MIXED FOR THE SEMI-ANNUAL
PERIOD.
o Materials and Consumer Staples provided the best performance for the semi-annual period, producing positive returns.
o For both quarters and for the semi-annual period overall, Information Technology and Telecommunications Services were the worst performing sectors.
o The Financials sector grew in weight within the S&P 500 Index through the semi-annual period, accounting at June 30, 2002 for 19.8% of the Index's market capitalization.




--------------------------------------------------------------------------------
 SECTOR ALLOCATION
 As of June 30, 2002
 (percentages are based on market value of total investments in the Portfolio)
--------------------------------------------------------------------------------
   Financials ...............................   19.88%
   Information Technology ...................   13.93
   Health Care ..............................   13.73
   Consumer Discretionary ...................   13.61
   Industrials ..............................   11.03
   Consumer Staples .........................    9.89
   Energy ...................................    7.59
   Telecommunication Services ...............    4.06
   Materials ................................    3.20
   Utilities ................................    3.08
                                               ------
                                               100.00%
                                               ======
--------------------------------------------------------------------------------


1 S&P MidCap 400 Index is an unmanaged index that tracks the stock movement of 400 mid-sized US companies.
2 Russell 2000 Index is an unmanaged index that tracks the common stock price movement of the 2,000 smallest companies of the Russell 3000 Index, which measures the performance of the 3,000 largest US companies based on market capitalization.
3 S&P 500 Barra Value Index is an unmanaged capitalization-weighted index of all the stocks in the Standard & Poor's 500 that have low price-to-book ratios.
4 S&P 500 Barra Growth Index is an unmanaged capitalization-weighted index of all the stocks in the Standard & Poor's 500 that have high price-to-book ratios.


--------------------------------------------------------------------------------

Equity 500 Index Fund Premier
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS


o The best semi-annual returns among the S&P 500 Index stocks came from Big Lots Inc., Providian Financial and Dillards Inc. The worst performing individual stocks based on total return were all from the Telecommunications Services sector--Sprint Corp.-PCS, Nortel Networks and Qwest Communications.
o Worldcom was deleted from the S&P 500 Index on May 14, 2002 having its stock price drop more than 91% from December 31, 2001 through its deletion date. In all, S&P 500 Index additions and deletions were quite moderate with only ten additions and deletions to the Index during the semi-annual period, compared to thirteen changes during the first half of 2001.

MANAGER OUTLOOK
As managers of an index fund, which seeks to replicate as closely as possible (before deduction of expenses) the broad diversification and returns of the S&P 500 Index, we neither evaluate short-term fluctuations in the Fund's performance nor manage according to a given outlook for the equity markets or the economy in general. Still, we will continue monitoring economic conditions and how they affect the financial markets, as we seek to closely track the performance of the stock market.



--------------------------------------------------------------------------------
 TEN LARGEST STOCK HOLDINGS
 As of June 30, 2002
 (percentages are based on total net assets of the Portfolio)
--------------------------------------------------------------------------------
  Microsoft Corp. ...............................  3.15%
  General Electric Co. ..........................  3.05
  Exxon Mobil Corp. .............................  2.93
  Wal-Mart Stores, Inc. .........................  2.61
  Pfizer, Inc. ..................................  2.31
  Citigroup, Inc. ...............................  2.12
  American International Group, Inc. ............  1.88
  Johnson & Johnson .............................  1.67
  Coca-Cola Co. .................................  1.47
  Intel Corp. ...................................  1.30
--------------------------------------------------------------------------------


INVESTMENT REVIEW

-----------------------------------------------------------------------------------------------------------------
                                                   CUMULATIVE TOTAL RETURNS          AVERAGE ANNUAL TOTAL RETURNS
   Periods Ended           6 Months   1 Year   3 Years   5 Years      Since  1 Year  3 Years   5 Years      Since
   June 30, 2002                                               Inception(2)                          Inception(2)
-----------------------------------------------------------------------------------------------------------------
 Equity 500 Index Fund
   Premier(1)                (13.23)%  (18.11)% (25.42)%   19.08%   169.95%  (18.11)%  (9.31)%    3.55%   11.03%
-----------------------------------------------------------------------------------------------------------------
 S&P500 Index(3)             (13.16)%  (17.99)% (25.09)%   19.70%   172.38%  (17.99)%  (9.18)%    3.66%   11.12%
-----------------------------------------------------------------------------------------------------------------
 Lipper S&P500 Index
   Funds Average(4)          (13.47)%  (18.57)% (26.32)%   16.68%   162.50%  (18.57)%  (9.68)%    3.13%   10.69%
-----------------------------------------------------------------------------------------------------------------


1 PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. MARKET VOLATILITY CAN SIGNIFICANTLY IMPACT SHORT-TERM PERFORMANCE. RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE FUND'S HISTORICAL PERFORMANCE. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. All performance assumes the reinvestment of dividend and capital gain distributions. Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance would have been lower during the specified periods if certain of the Fund's fees and expenses had not been waived. There is no guarantee that the Fund will be able to mirror the S&P 500 Index closely enough to track its performance.
2 The Fund's inception date is December 31, 1992. Benchmark returns are for the period beginning December 31, 1992.
3 'S&P 500[REGISTRATION MARK]' is a trademark of The McGraw Hill Companies, Inc. and has been licensed for use by the Fund's investment advisor. S&P 500 Index is an unmanaged index that measures the performance of 500 large US companies. Benchmark returns do not reflect expenses that have been deducted from the Fund's return.
4 Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Inc. as falling into the category indicated. These figures do not reflect sales charges.

--------------------------------------------------------------------------------

Equity 500 Index Fund Premier
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS



We believe the US economic recovery is still on track, despite some moderation in activity this spring. Overall, the economy has actually snapped back more quickly and vigorously than was anticipated late last year. But the recovery so far has been driven primarily by inventories. Ultimately, final demands will need to accelerate to sustain the expansion. That, in turn, will hinge most crucially on a revival in business investment and a firming of labor market conditions. We expect investment spending to rebound, as firms gradually use reviving profits to replenish capital stocks and take advantage of opportunities for productivity enhancements. The labor market has been improving more slowly, but here, too, we expect a gradual and steady strengthening late this year and into 2003. Overall, we see a solid recovery, with slightly above-trend growth in the second half of 2002 and 2003 and the impetus to growth slowly shifting from inventories to final sales. We believe the Federal Reserve Board is unlikely to begin reversing last year's interest rate cuts until it is more confident in the sustainability of the economic expansion--probably toward the end of 2002. There remain risks to this outlook, as concerns about corporate governance could continue to hamper investor confidence and make firms more hesitant to begin hiring and investing again.

Many argue that the stock market has become detached from reality, ignoring the budding recovery in economic activity and profits. But, in our view, the equity market may actually be returning to reality after a long period of excessive valuations. From 1998 through 2000, growth of reported profits outstripped growth of national income accounts profits by unusual margins. With hindsight, this largely reflected questionable corporate accounting practices that have now been exposed. The equity markets have been purging this excess, essentially striving to return to economic reality. We believe the adjustment may be nearing completion, as forward-looking valuations have become more reasonable. If the economic recovery persists, as we expect, and generates a strong improvement in profits as labor costs remain contained, equity markets should improve.

As always, we appreciate your ongoing support of Equity 500 Index Fund--Premier, and we look forward to continuing to serve your investment needs for many years to come.

James A. Creighton
/S/SIGNATURE



Chief Investment Officer--Global Indexing
EQUITY 500 INDEX PORTFOLIO
June 30, 2002


--------------------------------------------------------------------------------

Equity 500 Index Fund Premier
--------------------------------------------------------------------------------
PERFORMANCE COMPARISON(1)

Equity 500 Index Fund Premier, S&P 500 Index and Lipper S&P 500 Index Funds Average Growth of a $5,000,000 Investment (since inception)(2)
[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS AS FOLLOWS:

                Equity 500 Index                      Lipper S&P 500
                  Fund Premier    S&P 500 Index(3)  Index Funds Average(4)
12/31/92           $5,000,000        $5,000,000       $5,000,000
1/31/93             5,040,000         5,041,800        5,039,040
2/28/93             5,105,000         5,110,520        5,106,460
3/31/93             5,210,000         5,218,340        5,212,440
4/30/93             5,094,500         5,092,220        5,084,070
5/31/93             5,230,000         5,228,430        5,216,380
6/30/93             5,245,500         5,243,740        5,229,280
7/31/93             5,216,500         5,222,650        5,205,760
8/31/93             5,408,500         5,420,820        5,399,410
9/30/93             5,368,000         5,379,240        5,358,280
10/31/93            5,480,000         5,490,520        5,467,340
11/30/93            5,429,000         5,438,180        5,413,380
12/31/93            5,492,000         5,503,940        5,476,980
1/31/94             5,677,000         5,691,060        5,659,580
2/28/94             5,523,000         5,536,580        5,502,310
3/31/94             5,286,500         5,295,210        5,262,500
4/30/94             5,354,000         5,363,120        5,329,520
5/31/94             5,442,000         5,451,120        5,414,560
6/30/94             5,307,500         5,317,500        5,280,860
7/31/94             5,452,500         5,492,120        5,452,500
8/31/94             5,702,500         5,717,300        5,671,780
9/30/94             5,563,000         5,577,480        5,531,080
10/31/94            5,689,500         5,702,790        5,654,630
11/30/94            5,484,000         5,495,100        5,448,710
12/31/94            5,568,500         5,576,620        5,527,840
1/31/95             5,712,500         5,721,240        5,668,960
2/28/95             5,931,000         5,944,200        5,887,540
3/31/95             6,107,000         6,119,600        6,058,280
4/30/95             6,291,000         6,299,800        6,234,580
5/31/95             6,538,000         6,551,580        6,478,830
6/30/95             6,694,000         6,703,760        6,626,980
7/31/95             6,915,000         6,926,080        6,843,860
8/31/95             6,931,000         6,943,490        6,859,420
9/30/95             7,222,500         7,236,520        7,144,060
10/31/95            7,201,000         7,210,660        7,118,980
11/30/95            7,521,500         7,527,190        7,427,840
12/31/95            7,661,500         7,672,180        7,567,020
1/31/96             7,919,500         7,933,180        7,821,140
2/29/96             7,990,500         8,006,990        7,888,640
3/31/96             8,067,500         8,083,940        7,965,400
4/30/96             8,184,500         8,203,120        8,079,820
5/31/96             8,393,500         8,414,920        8,282,710
6/30/96             8,427,000         8,446,780        8,314,250
7/31/96             8,056,500         8,073,600        7,946,550
8/31/96             8,222,500         8,243,900        8,109,820
9/30/96             8,683,000         8,708,160        8,562,620
10/31/96            8,926,000         8,948,080        8,797,700
11/30/96            9,600,500         9,624,440        9,456,030
12/31/96            9,404,500         9,433,730        9,266,940
1/31/97             9,991,000        10,023,100        9,840,030
2/28/97            10,064,000        10,101,700        9,914,000
3/31/97             9,645,500         9,686,600        9,502,520
4/30/97            10,228,500        10,264,900       10,065,800
5/31/97            10,851,500        10,889,800       10,675,100
6/30/97            11,334,500        11,378,500       11,150,500
7/31/97            12,238,500        12,283,300       12,029,200
8/31/97            11,556,000        11,595,000       11,357,100
9/30/97            12,184,000        12,229,900       11,971,400
10/31/97           11,779,500        11,821,500       11,571,300
11/30/97           12,320,000        12,368,700       12,098,300
12/31/97           12,530,000        12,581,100       12,304,100
1/31/98            12,674,000        12,720,300       12,439,000
2/28/98            13,584,500        13,637,700       13,329,300
3/31/98            14,274,500        14,336,200       14,004,800
4/30/98            14,411,500        14,480,300       14,143,100
5/31/98            14,160,500        14,231,500       13,895,300
6/30/98            14,739,500        14,809,700       14,455,500
7/31/98            14,585,000        14,651,800       14,299,300
8/31/98            12,485,500        12,536,800       12,232,500
9/30/98            13,288,000        13,336,400       13,013,300
10/31/98           14,375,000        14,421,500       14,069,700
11/30/98           15,241,000        15,296,200       14,920,000
12/31/98           16,132,500        16,176,600       15,784,800
1/31/99            16,779,000        16,853,100       16,435,800
2/28/99            16,260,000        16,329,300       15,921,700
3/31/99            16,913,000        16,983,200       16,551,800
4/30/99            17,565,000        17,640,300       17,182,300
5/31/99            17,143,000        17,223,600       16,770,500
6/30/99            18,097,000        18,179,600       17,694,300
7/31/99            17,535,000        17,612,000       17,141,300
8/31/99            17,445,500        17,524,800       17,049,000
9/30/99            16,963,500        17,044,400       16,578,400
10/31/99           18,034,500        18,123,000       17,623,000
11/30/99           18,400,500        18,495,400       17,972,600
12/31/99           19,480,500        19,580,600       19,028,400
1/31/00            18,500,500        18,596,700       18,067,500
2/29/00            18,150,000        18,244,700       17,719,000
3/31/00            19,915,500        20,029,500       19,441,500
4/30/00            19,317,500        19,426,900       18,852,200
5/31/00            18,911,000        19,028,300       18,460,600
6/30/00            19,374,500        19,497,400       18,906,600
7/31/00            19,074,500        19,192,600       18,617,400
8/31/00            20,260,000        20,384,800       19,767,600
9/30/00            19,191,500        19,308,600       18,720,700
10/31/00           19,106,000        19,226,900       18,637,700
11/30/00           17,599,500        17,711,100       17,167,800
12/31/00           17,683,500        17,798,000       17,252,500
1/31/01            18,306,500        18,429,000       17,857,000
2/28/01            16,639,500        16,749,000       16,229,500
3/31/01            15,583,000        15,688,000       15,198,500
4/30/01            16,788,000        16,907,000       16,372,500
5/31/01            16,896,500        17,020,000       16,476,500
6/30/01            16,482,000        16,606,000       16,072,500
7/31/01            16,320,000        16,442,500       15,909,000
8/31/01            15,299,500        15,413,000       14,909,000
9/30/01            14,055,500        14,167,000       13,696,000
10/31/01           14,320,500        14,438,500       13,952,500
11/30/01           15,418,000        15,544,500       15,017,500
12/31/01           15,555,000        15,685,000       15,140,000
1/31/02            15,325,500        15,449,500       14,915,500
2/28/02            15,029,000        15,153,000       14,625,000
3/31/02            15,589,500        15,721,000       15,169,500
4/30/02            14,641,000        14,769,000       14,245,000
5/31/02            14,530,500        14,659,500       14,135,500
6/30/02            13,497,500        13,619,000       13,125,000


--------------------------------------------------------------------------------
                                                 AVERAGE ANNUAL TOTAL RETURNS
   Periods Ended                                1 Year     5 Years      Since
   June 30, 2002                                                 Inception(2)
--------------------------------------------------------------------------------
 Equity 500 Index Fund Premier                  (18.11)%      3.55%    11.03%
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
1 PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. MARKET VOLATILITY CAN SIGNIFICANTLY IMPACT SHORT TERM PERFORMANCE. RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE FUND'S HISTORICAL PERFORMANCE. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. All performance assumes the reinvestment of dividend and capital gain distributions. Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance would have been lower during the specified periods if certain of the Fund's fees and expenses had not been waived.
2 The Fund's inception date is December 31, 1992. Benchmark returns are for the period beginning December 31, 1992.
3 The S&P 500 Index is an unmanaged index that measures the performance of 500 large US companies.
4 Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Inc. as falling into the category indicated.


--------------------------------------------------------------------------------

Equity 500 Index Fund Premier
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)




-----------------------------------------------------------------------------------------------------------------
                                                                                                   JUNE 30, 2002
-----------------------------------------------------------------------------------------------------------------
ASSETS
   Investment in the Equity 500 Index Portfolio, at value ......................................   $1,434,658,891
   Receivable for capital shares sold ..........................................................        1,295,997
   Prepaid expenses and other ..................................................................           21,900
                                                                                                   --------------
Total assets ...................................................................................    1,435,976,788
                                                                                                   --------------
LIABILITIES
   Payable for capital shares redeemed .........................................................        4,301,841
   Due to administrator ........................................................................           44,559
   Accrued expenses and other ..................................................................           31,069
                                                                                                   --------------
Total liabilities ..............................................................................        4,377,469
                                                                                                   --------------
NET ASSETS .....................................................................................   $1,431,599,319
                                                                                                   ==============
COMPOSITION OF NET ASSETS
   Paid-in capital .............................................................................   $  994,336,711
   Undistributed net investment income .........................................................        4,770,735
   Accumulated net realized loss from investment and futures transactions ......................      (50,726,662)
   Net unrealized appreciation on investments and futures contracts ............................      483,218,535
                                                                                                   --------------
NET ASSETS .....................................................................................   $1,431,599,319
                                                                                                   ==============
SHARES OUTSTANDING ($0.001 par value per share,
   unlimited number of shares authorized) ......................................................       12,712,490
                                                                                                   ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
   (net assets divided by shares outstanding) ..................................................   $       112.61
                                                                                                   ==============



See Notes to Financial Statements.
--------------------------------------------------------------------------------

Equity 500 Index Fund Premier
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (Unaudited)


-----------------------------------------------------------------------------------------------------------------
                                                                                                     FOR THE SIX
                                                                                                    MONTHS ENDED
                                                                                                   JUNE 30, 2002
-----------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Net investment income allocated from the Equity 500 Index Portfolio:
     Dividends ..................................................................................   $   9,927,374
     Interest ...................................................................................         284,106
     Expenses ...................................................................................        (404,341)
                                                                                                    -------------
   Net investment income from the Equity 500 Index Portfolio ....................................       9,807,139
                                                                                                    -------------
EXPENSES
   Administration and services fees .............................................................         350,935
   Registration fees ............................................................................          11,767
   Printing and shareholder reports .............................................................          13,421
   Professional fees ............................................................................          11,419
   Trustees fees ................................................................................           5,452
   Miscellaneous ................................................................................           2,936
                                                                                                    -------------
Total expenses ..................................................................................         395,930
Less: fee waivers and/or expense reimbursements .................................................         (44,995)
                                                                                                    -------------
Net expenses ....................................................................................         350,935
                                                                                                    -------------
NET INVESTMENT INCOME ...........................................................................       9,456,204
                                                                                                    -------------
REALIZED AND UNREALIZED LOSS ON INVESTMENTS AND FUTURES CONTRACTS
   Net realized loss from:
     Investment transactions ....................................................................     (47,007,001)
     Futures transactions .......................................................................      (4,597,862)
   Net change in unrealized appreciation/depreciation on investments and
     futures contracts ..........................................................................    (154,295,722)
                                                                                                    -------------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS AND FUTURES CONTRACTS ...........................    (205,900,585)
                                                                                                    -------------
NET DECREASE IN NET ASSETS FROM OPERATIONS ......................................................   $(196,444,381)
                                                                                                    =============


See Notes to Financial Statements.
--------------------------------------------------------------------------------

Equity 500 Index Fund Premier
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS


----------------------------------------------------------------------------------------------------------------
                                                                           FOR THE SIX                  FOR THE
                                                                          MONTHS ENDED               YEAR ENDED
                                                                      JUNE 30, 2002(1)        DECEMBER 31, 2001
----------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
   Net investment income .............................................   $    9,456,204           $   20,041,719
   Net realized loss from investment and
      futures transactions ...........................................      (51,604,863)              (4,531,658)
   Net change in unrealized appreciation/depreciation
      on investments and futures contracts ...........................     (154,295,722)            (216,877,325)
                                                                         --------------           --------------
Net decrease in net assets from operations ...........................     (196,444,381)            (201,367,264)
                                                                         --------------           --------------
DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income .............................................       (4,685,469)             (21,320,155)
   Net realized gain from investment and
      futures transactions ...........................................               --              (16,743,216)
                                                                         --------------           --------------
Total distributions ..................................................       (4,685,469)             (38,063,371)
                                                                         --------------           --------------
CAPITAL SHARE TRANSACTIONS
   Proceeds fromsales of shares ......................................      413,367,175              466,318,747
   Dividend reinvestments ............................................        4,280,339               36,506,779
   Redemptions in-kind ...............................................               --             (390,413,480)
   Cost of shares redeemed ...........................................     (233,061,568)            (638,167,093)
                                                                         --------------           --------------
Net increase (decrease) in net assets from capital
   share transactions ................................................      184,585,946             (525,755,047)
                                                                         --------------           --------------
TOTAL DECREASE IN NET ASSETS .........................................      (16,543,904)            (765,185,682)
NET ASSETS
   Beginning of period ...............................................    1,448,143,223            2,213,328,905
                                                                         --------------           --------------
   End of period (including undistributed net investment
      income of $4,770,735 and $0, respectively) .....................   $1,431,599,319           $1,448,143,223
                                                                         ==============           ==============

--------------------------------------------------------------------------------
1 Unaudited.



See Notes to Financial Statements.
--------------------------------------------------------------------------------

Equity 500 Index Fund Premier
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS


---------------------------------------------------------------------------------------------------------------------
                                    FOR THE SIX
                                   MONTHS ENDED
                                       JUNE 30,                                    FOR THE YEARS ENDED DECEMBER 31,
                                        2002(1)          2001          2000         1999         1998          1997
---------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING
   PERFORMANCE(2)
NET ASSET VALUE,
   BEGINNING OF PERIOD ............     $130.19       $151.92       $184.50      $156.72      $125.63       $100.08
                                     ----------    ----------    ----------   ----------   ----------    ----------
INCOME FROM INVESTMENT
   OPERATIONS
   Net investment income ..........        0.78          1.79          2.03         2.26         2.05          2.04
   Net realized and unrealized
     gain (loss) on investments
     and futures contracts ........      (17.96)       (20.07)       (18.33)       29.93        33.70         30.88
                                     ----------    ----------    ----------   ----------   ----------    ----------
Total from investment
   operations .....................      (17.18)       (18.28)       (16.30)       32.19        35.75         32.92
                                     ----------    ----------    ----------   ----------   ----------    ----------
DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income ..........       (0.40)        (1.90)        (2.07)       (2.22)       (2.05)        (2.01)
   Net realized gain from
     investment and
     futures transactions .........          --         (1.55)       (14.21)          --        (2.61)        (5.36)
   In excess of net realized gain .          --            --            --        (2.19)          --            --
                                     ----------    ----------    ----------   ----------   ----------    ----------
Total distributions ...............       (0.40)        (3.45)       (16.28)       (4.41)       (4.66)        (7.37)
                                     ----------    ----------    ----------   ----------   ----------    ----------
NET ASSET VALUE,
   END OF PERIOD ..................     $112.61       $130.19       $151.92      $184.50      $156.72       $125.63
                                     ==========    ==========    ==========   ==========   ==========    ==========
TOTAL INVESTMENT RETURN ...........      (13.23)%      (12.04)%       (9.22)%      20.75%       28.72%        33.23%
SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period
     (000s omitted) ...............  $1,431,599    $1,448,143    $2,213,329   $2,990,891   $2,288,970    $1,521,647
   Ratios to average net assets:
     Net investment income ........        1.35%(3)      1.25%         1.14%        1.31%        1.48%         1.74%
     Expenses after waivers,
        and/or reimbursements
        including expenses
        of the Equity 500 Index
        Portfolio .................        0.10%(3)      0.10%         0.10%(4)     0.10%        0.10%(5)      0.10%
     Expenses before waivers,
        and/or reimbursements
        including expenses
        of the Equity 500 Index
        Portfolio .................        0.11%(3)      0.11%         0.12%        0.13%        0.17%         0.21%

--------------------------------------------------------------------------------
1  Unaudited.
2 Per share amounts for the year ended December 31, 1997 has been restated to reflect a 1:6 reverse stock split effective September 4, 1997.
3  Annualized.
4 Effective March 15, 2000, the Advisor and Administrator contractually agreed to limit the annual operating expenses of the portfolio to 0.05% of the portfolio's average daily net assets.
5 Effective May 6, 1998, the Advisor and Administrator contractually agreed to limit its fees from the portfolio to the lesser of 0.05% or the amount that brings the total annual operating expenses up to 0.08% of the portfolio's average daily net assets.



See Notes to Financial Statements.
--------------------------------------------------------------------------------

Equity 500 Index Fund Premier
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)


NOTE 1--ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
A. ORGANIZATION
BT Institutional Funds (the 'Trust') is registered under the Investment Company Act of 1940 (the 'Act'), as amended, as a diversified, open-end management investment company. The Trust is organized as a business trust under the laws of the Commonwealth of Massachusetts. Equity 500 Index Fund Premier (the 'Fund') is one of the funds the Trust offers to investors.

The investment objective of the Fund is to match, as closely as possible, before expenses, the performance of the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index), which emphasizes stocks of large US companies. The Fund seeks to achieve its investment objective by investing substantially all of its assets in the Equity 500 Index Portfolio (the 'Portfolio'), an open-end management investment company registered under the Act. Details concerning the Fund's investment objective and policies and the risk factors associated with the Fund's investments are described in the Prospectus and Statement of Additional Information.

The Portfolio's financial statements accompany this report.

B. VALUATION OF SECURITIES
The Fund determines the value of its investment in the Portfolio by multiplying its proportionate ownership of the Portfolio by the total value of the Portfolio's net assets. On June 30, 2002 the Fund owned approximately 51% of the Portfolio. The Portfolio's policies for determining the value of its net assets are discussed in the Portfolio's Financial Statements, which accompany this report.

C. INVESTMENT INCOME AND OTHER
The Fund receives a daily allocation of the Portfolio's net investment income and net realized and unrealized gains and losses in proportion to its investment in the Portfolio.


D. DISTRIBUTIONS
The Fund pays quarterly dividends from its net investment income and makes annual distributions of any net realized capital gains to the extent they exceed capital loss carryforwards. The Fund records dividends and distributions on its books on the ex-dividend date.

E. FEDERAL INCOME TAXES
It is the Fund's policy to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income to shareholders. Therefore, no federal income taxes have been accrued.

F. ESTIMATES
In preparing its financial statements in conformity with accounting principles generally accepted in the United States, management makes estimates and assumptions. Actual results may be different.

NOTE 2--FEES AND TRANSACTIONS
WITH AFFILIATES
Investment Company Capital Corp. ('ICCC'), an indirect, wholly owned subsidiary of Deutsche Bank AG, is the Fund's Administrator. The Fund pays the Administrator an annual fee based on its average daily net assets which is calculated daily and paid monthly at the annual rate of 0.05%.

The Advisor and Administrator have contractually agreed to waive their fees and/or reimburse expenses of the Fund through April 30, 2003, to the extent necessary, to limit all expenses to 0.10% of the average daily net assets of the Fund, including expenses of the Portfolio.

Certain officers and directors of the Fund are also officers or directors of ICCC or affiliated with Deutsche Bank AG. These persons are not paid by the Fund for serving in these capacities.





--------------------------------------------------------------------------------

Equity 500 Index Fund Premier
--------------------------------------------------------------------------------
NOTES TOFINANCIAL STATEMENTS (Unaudited)


NOTE 3--CAPITAL SHARE TRANSACTIONS
There were an unlimited number of capital shares authorized. Transactions in capital shares were as follows:

                  For the Six Months Ended                  For the Year Ended
                          June 30, 2002(1)                   December 31, 2001
                --------------------------        ----------------------------
                    Shares          Amount            Shares            Amount
                ----------   -------------        ----------     -------------
Sold             3,432,038   $ 413,367,175         3,443,132     $ 466,318,747
Reinvested          33,209       4,280,339           277,795        36,506,779
Redemptions
  in-kind               --              --        (2,512,164)     (390,413,480)
Redeemed        (1,876,261)   (233,061,568)       (4,654,642)     (638,167,093)
                ----------   -------------        ----------     -------------
Net increase
  (decrease)     1,588,986   $ 184,585,946        (3,445,879)    $(525,755,047)
                ==========   =============        ==========     =============

--------------------------------------------------------------------------------
1 Unaudited.

NOTE 4--FEDERAL INCOME TAX
At December 31, 2001, capital contributions, accumulated undistributed net investment income, and accumulated net realized gain/(loss) from investments have been adjusted for current period permanent book/tax differences which arose principally from differing treatments of partnership tax allocations, redemption in kind transactions, distribution reclassifications and the utilization of earnings and profits distributed to redeeming shareholders as a part of the Fund's dividends paid deduction. These reclassifications resulted in the following increases/(decreases) in the components of net assets:

  Undistributed       Undistributed
 Net Investment        Net Realized             Paid-in
         Income          Gain/ Loss             Capital
 --------------       -------------        ------------
     $1,199,213         $12,925,757        $(14,124,970)

The net unrealized appreciation/depreciation of the Funds investment in the Portfolio consists of an allocated portion of the Portfolios appreciation/depreciation. Please refer to the Portfolio for a breakdown of the Portfolios appreciation/depreciation from investments.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Distributions during the year ended December 31, 2001 were characterized as follows for tax purposes:

Ordinary Income                             $21,320,155
Long-term capital gain                      $16,743,216

At December 31, 2001, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income                  $723,554

NOTE 5--REDEMPTION IN-KIND
The Fund satisfied redemption requests on January 31, 2001 and June 6, 2001 with a transfer of securities and cash totalling $390,413,480. The Fund accounted for these transactions as a sale of securities which resulted in gains to the Fund of $55,897,622 for financial reporting purposes.

NOTE 6--SUBSEQUENT EVENTS
Proxy Results (unaudited). At the Special Shareholder Meeting on July 30, 2002, shareholders of the Trust voted on and approved the following proposal. A description of the proposal and number of shares voted are as follows:

1. To elect the BT Institutional Funds Board of Trustees.

                                                                 Shares
                                          Shares                  voted
Nominees                             voted 'For'             'Withheld'
---------                         --------------             ----------
Richard R. Burt                   13,854,710,631             45,724,130
S. Leland Dill                    13,849,424,971             51,009,790
Martin J. Gruber                  13,854,712,218             45,722,543
Richard T. Hale                   13,854,710,537             45,724,224
Joseph R. Hardiman                13,854,712,218             45,722,543
Richard J. Herring                13,854,712,218             45,722,543
Graham E. Jones                   13,849,424,993             51,009,768
Rebecca W. Rimel                  13,854,712,218             45,722,543
Philip Saunders, Jr.              13,849,424,993             51,009,768
William N. Searcy                 13,854,710,631             45,724,130
Robert H. Wadsworth               13,854,712,218             45,722,543



--------------------------------------------------------------------------------

Equity 500 Index Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS June 30, 2002 (Unaudited)


--------------------------------------------------------------------------------
      SHARES  SECURITY                                VALUE
--------------------------------------------------------------------------------
              INVESTMENTS IN UNAFFILIATED ISSUERS
              COMMON STOCKS--96.12%
     115,106  3M Co. .........................  $   14,158,038
     463,206  Abbott Laboratories ............      17,439,706
      74,200  ACE Ltd. .......................       2,344,720
     217,806  ADC Telecommunications, Inc.(1)          498,776
      68,527  Adobe Systems, Inc. ............       1,953,019
      12,460  Adolph Coors Co.--Class B ......         776,258
     110,853  Advanced Micro Devices(1) ......       1,077,491
     146,421  AES Corp.(1) ...................         793,602
      43,860  Aetna, Inc. ....................       2,103,964
     147,524  AFLAC, Inc. ....................       4,720,768
     136,514  Agilent Technologies, Inc.(1) ..       3,228,556
      67,501  Air Products & Chemicals, Inc. .       3,406,775
      15,631  Alberto-Culver Co.--Class B ....         747,162
     125,005  Albertson's, Inc. ..............       3,807,652
      99,031  Alcan, Inc. ....................       3,715,643
     252,046  Alcoa, Inc. ....................       8,355,325
      35,026  Allegheny Energy, Inc. .........         901,919
      21,863  Allegheny Technologies, Inc. ...         345,435
      40,332  Allergan, Inc. .................       2,692,161
      53,574  Allied Waste Industries, Inc.(1)         514,310
     214,219  Allstate Corp. .................       7,921,819
      92,819  Alltel Corp. ...................       4,362,493
     108,946  Altera Corp.(1) ................       1,481,666
      31,319  AMBAC Financial Group, Inc. ....       2,104,637
      26,206  Amerada Hess Corp. .............       2,161,995
      46,618  Ameren Corp. ...................       2,005,040
      97,489  American Electric Power Co., Inc.      3,901,510
     393,699  American Express Co. ...........      14,299,148
      17,882  American Greetings Corp.--
               Class A .......................         297,914
     778,538  American International Group, Inc.    53,119,648
      62,829  American Power Conversion Corp.(1)       793,530
      23,500  American Standard Cos., Inc.(1)        1,764,850
      32,710  AmerisourceBergen Corp. ........       2,485,960
     313,266  Amgen, Inc.(1) .................      13,119,580
      42,012  AMR Corp.(1) ...................         708,322
     100,708  Amsouth Bancorporation .........       2,253,845
      78,261  Anadarko Petroleum Corp. .......       3,858,267
     110,137  Analog Devices, Inc.(1) ........       3,271,069
      35,783  Andrew Corp.(1) ................         512,770
     260,730  Anheuser-Busch Companies, Inc. .      13,036,500
   1,331,415  AOL Time Warner, Inc.(1) .......      19,585,115
      81,075  AON Corp. ......................       2,390,091
      42,549  Apache Corp. ...................       2,445,717
      54,300  Apollo Group, Inc.(1) ..........       2,139,963
     111,534  Apple Computer, Inc.(1) ........       1,976,382
      58,016  Applied Biosystems Group--
               Applera Corp. .................       1,130,732
     494,184  Applied Materials, Inc.(1) .....       9,399,380
      82,400  Applied Micro Circuits Corp.(1)          389,752

--------------------------------------------------------------------------------
      SHARES  SECURITY                                VALUE
--------------------------------------------------------------------------------

     180,022  Archer-Daniels-Midland Co. .....  $    2,302,481
      23,137  Ashland, Inc. ..................         937,048
   1,125,966  AT&T Corp. .....................      12,047,836
     814,600  AT&T Wireless Services, Inc.(1)        4,765,410
      36,882  Autodesk, Inc. .................         488,686
     184,193  Automatic Data Processing, Inc.        8,021,605
      31,022  Autozone, Inc.(1) ..............       2,398,001
     120,938  Avaya, Inc.(1) .................         598,643
      29,701  Avery Dennison Corp. ...........       1,863,738
      72,414  Avon Products, Inc. ............       3,782,907
      91,459  Baker Hughes, Inc. .............       3,044,670
      14,990  Ball Corp. .....................         621,785
     462,088  Bank of America Corp. ..........      32,512,512
     213,232  Bank of New York Co., Inc. .....       7,196,580
     355,684  Bank One Corp. .................      13,686,720
     152,582  Barrick Gold Corp. .............       2,897,532
      19,390  Bausch & Lomb, Inc. ............         656,351
     176,876  Baxter International, Inc. .....       7,862,138
     137,544  BB&T Corp. .....................       5,309,198
      28,132  Bear Stearns Cos., Inc. ........       1,721,678
      72,887  Becton, Dickinson & Co. ........       2,510,957
      87,821  Bed Bath & Beyond, Inc.(1) .....       3,314,365
     555,632  BellSouth Corp. ................      17,502,408
      15,908  Bemis Co. ......................         755,630
      93,589  Best Buy, Inc.(1) ..............       3,397,281
      30,942  Big Lots, Inc. .................         608,939
      43,127  Biogen, Inc.(1) ................       1,786,752
      85,558  Biomet, Inc. ...................       2,320,333
      44,000  BJ Services Co.(1) .............       1,490,720
      26,637  Black & Decker Corp. ...........       1,283,903
      67,847  BMC Software, Inc.(1) ..........       1,126,260
     250,334  Boeing Co. .....................      11,265,030
      20,650  Boise Cascade Corp. ............         713,044
     124,657  Boston Scientific Corp.(1) .....       3,654,943
     580,354  Bristol-Myers Squibb Co. .......      14,915,098
      85,300  Broadcom Corp.(1) ..............       1,496,162
      16,571  Brown-Forman Corp.--Class B ....       1,143,399
      23,977  Brunswick Corp. ................         671,356
     122,509  Burlington Northern Santa Fe
               Corp. .........................       3,675,270
      58,018  Burlington Resources, Inc. .....       2,204,684
      17,045  C.R. Bard, Inc. ................         964,406
     113,113  Calpine Corp.(1) ...............         795,184
     128,505  Campbell Soup Co. ..............       3,554,448
      65,890  Capital One Financial Corp. ....       4,022,584
     133,236  Cardinal Health, Inc. ..........       8,182,023
     179,200  Carnival Corp. .................       4,962,048
      99,587  Caterpillar, Inc. ..............       4,874,784
     318,716  Cendant Corp.(1) ...............       5,061,210
      18,411  Centex Corp. ...................       1,063,972
      44,097  CenturyTel, Inc. ...............       1,300,861
     419,238  Charles Schwab Corp. ...........       4,695,466
      68,540  Charter One Financial, Inc. ....       2,356,405



See Notes to Financial Statements.
--------------------------------------------------------------------------------

Equity 500 Index Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS June 30, 2002 (Unaudited)


--------------------------------------------------------------------------------
      SHARES  SECURITY                                VALUE
--------------------------------------------------------------------------------

     319,652  ChevronTexaco Corp. ............. $   28,289,202
      59,491  Chiron Corp.(1) .................      2,100,032
      52,309  Chubb Corp. .....................      3,703,477
     141,900  CIENA Corporation(1).............        594,561
      40,879  CIGNA Corp. .....................      3,982,432
      49,948  Cincinnati Financial Corp. ......      2,324,080
      43,877  Cinergy Corp. ...................      1,579,133
      51,200  Cintas Corp. ....................      2,529,280
      63,911  Circuit City Stores--
               Circuit City Group .............      1,198,331
   2,187,884  Cisco Systems, Inc.(1) ..........     30,520,982
   1,543,656  Citigroup, Inc. .................     59,816,670
      78,800  Citizen Communications Co.(1) ...        658,768
      51,445  Citrix Systems, Inc.(1) .........        310,728
     179,865  Clear Channel Communications,
               Inc.(1) ........................      5,759,277
      71,571  Clorox Co. ......................      2,959,461
      45,885  CMS Energy Corp. ................        503,817
     739,531  Coca-Cola Co. ...................     41,413,736
     138,565  Coca-Cola Enterprises, Inc. .....      3,059,515
     159,361  Colgate-Palmolive Co. ...........      7,976,018
     281,127  Comcast Corp.(1) ................      6,586,806
      53,673  Comerica, Inc. ..................      3,295,522
     177,371  Computer Associates International,
               Inc. ...........................      2,818,425
      53,260  Computer Sciences Corp.(1) ......      2,545,828
     112,142  Compuware Corp.(1) ..............        680,702
      51,571  Comverse Technology, Inc.(1) ....        477,547
     159,750  Conagra Foods, Inc. .............      4,417,087
     156,080  Concord EFS, Inc.(1) ............      4,704,251
     186,714  Conoco, Inc. ....................      5,190,649
      92,420  Conseco, Inc.(1) ................        184,840
      65,980  Consolidated Edison, Inc. .......      2,754,665
      52,042  Constellation Energy Group, Inc.       1,526,912
      56,562  Convergys Corp.(1) ..............      1,101,828
      27,740  Cooper Industries Ltd. ..........      1,090,182
      19,714  Cooper Tire & Rubber Co.(1) .....        405,123
     266,797  Corning, Inc.(1) ................        947,129
     131,449  Costco Wholesale Corp.(1) .......      5,076,560
      35,191  Countrywide Credit Industries, Inc.    1,697,966
      16,276  Crane Co. .......................        413,085
      57,992  CSX Corp. .......................      2,032,620
      11,661  Cummins, Inc. ...................        385,979
     110,721  CVS Corp. .......................      3,388,063
      40,600  Dana Corp. ......................        752,318
      44,764  Danaher Corp. ...................      2,970,091
      51,611  Darden Restaurants, Inc. ........      1,274,792
      70,162  Deere & Co. .....................      3,360,760
     779,710  Dell Computer Corp.(1) ..........     20,381,619
     172,060  Delphi Corp. ....................      2,271,192
      41,635  Delta Air Lines, Inc. ...........        832,700

--------------------------------------------------------------------------------
      SHARES  SECURITY                                VALUE
--------------------------------------------------------------------------------

      20,810  Deluxe Corp. .................... $      809,301
      44,139  Devon Energy Corp. ..............      2,175,170
      23,237  Dillard's, Inc.--Class A ........        610,901
     100,132  Dollar General Corp. ............      1,905,512
      79,015  Dominion Resources, Inc. ........      5,230,793
      57,167  Dover Corp. .....................      2,000,845
     276,225  Dow Chemical Co. ................      9,496,615
      28,399  Dow Jones & Co., Inc. ...........      1,375,932
      52,248  DTE Energy Co. ..................      2,332,351
     292,563  Du Pont (E.I.) de Nemours & Co. .     12,989,797
     251,142  Duke Energy Corp. ...............      7,810,516
     117,886  Dynegy, Inc. ....................        848,779
      21,783  Eastman Chemical Co. ............      1,021,623
      90,489  Eastman Kodak Co. ...............      2,639,564
      22,101  Eaton Corp. .....................      1,607,848
      34,764  Ecolab, Inc. ....................      1,607,140
      96,115  Edison International(1) .........      1,633,955
     172,754  El Paso Corp. ...................      3,560,460
     142,854  Electronic Data Systems Corp. ...      5,307,026
     333,550  Eli Lilly & Co. .................     18,812,220
     670,952  EMC Corp.(1) ....................      5,065,688
     127,422  Emerson Electric Co. ............      6,818,351
      42,161  Engelhard Corp. .................      1,194,000
          --  EnPro Industries, Inc.(1) .......              2
      67,640  Entergy Corp. ...................      2,870,642
      31,948  EOG Resources, Inc. .............      1,268,336
      47,352  Equifax, Inc. ...................      1,278,504
     123,500  Equity Office Properties Trust ..      3,717,350
      73,700  Equity Residential Properties Trust    2,118,875
      96,605  Exelon Corp. ....................      5,052,441
   2,023,730  Exxon Mobil Corp. ...............     82,811,032
      48,795  Family Dollar Stores, Inc. ......      1,720,024
     295,733  Fannie Mae ......................     21,810,309
      54,242  Federated Department Stores,
               Inc.(1) ........................      2,153,407
      93,434  FedEx Corp.(1) ..................      4,989,376
     179,129  Fifth Third Bancorp .............     11,938,948
     225,182  First Data Corp. ................      8,376,770
      35,600  First Tennesse National Corp. ...      1,363,480
      86,130  FirstEnergy Corp. ...............      2,875,019
      56,801  Fiserv, Inc.(1) .................      2,085,165
     311,600  FleetBoston Financial Corp. .....     10,080,260
      26,790  Fluor Corp. .....................      1,043,470
     545,302  Ford Motor Co. ..................      8,724,832
      53,532  Forest Laboratories, Inc.(1) ....      3,790,066
      46,670  Fortune Brands, Inc. ............      2,613,520
      51,933  FPL Group, Inc. .................      3,115,461
      81,354  Franklin Resources, Inc. ........      3,468,935
     210,508  Freddie Mac .....................     12,883,090
      49,023  Freeport--McMoRan Copper &
               Gold, Inc.--Class B(1) .........        875,061



See Notes to Financial Statements.
--------------------------------------------------------------------------------

Equity 500 Index Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS June 30, 2002 (Unaudited)


--------------------------------------------------------------------------------
      SHARES  SECURITY                                VALUE
--------------------------------------------------------------------------------

      82,423  Gannett Co., Inc. ............... $    6,255,906
     264,598  Gap, Inc. (The) .................      3,757,292
      88,357  Gateway, Inc.(1) ................        392,305
      61,244  General Dynamics Corp. ..........      6,513,299
   2,963,615  General Electric Co. ............     86,093,016
     114,110  General Mills, Inc. .............      5,029,969
     165,177  General Motors Corp. ............      8,828,711
      48,094  Genuine Parts Co. ...............      1,677,038
      63,300  Genzyme Corp.-General Division(1)      1,217,892
      71,553  Georgia-Pacific Corp. ...........      1,758,773
     311,177  Gillette Co. ....................     10,539,565
      48,727  Golden West Financial Corp. .....      3,351,443
      34,987  Goodrich Corp. ..................        955,845
      54,710  Goodyear Tire & Rubber Co. ......      1,023,624
      19,775  Great Lakes Chemical Corp. ......        523,840
      87,785  Guidant Corp.(1) ................      2,653,741
      54,984  H & R Block, Inc. ...............      2,537,512
     137,052  Halliburton Co. .................      2,184,609
      85,766  Harley-Davidson, Inc. ...........      4,397,223
      31,380 Harrah's Entertainment, Inc.(1) . 1,391,703 71,247 Hartford Financial Services Group,
               Inc. ...........................      4,237,059
      47,224  Hasbro, Inc. ....................        640,357
     150,376  HCA, Inc. .......................      7,142,860
      67,700  Health Management Associates,
               Inc.(1) ........................      1,364,155
     115,369  HealthSouth Corp.(1) ............      1,475,570
      29,503  Hercules, Inc.(1) ...............        342,235
      38,797  Hershey Foods Corp. .............      2,424,812
     906,192  Hewlett-Packard Co. .............     13,846,614
     113,966  Hilton Hotels Corp. .............      1,584,127
      99,580  HJ Heinz Co. ....................      4,092,738
     706,996  Home Depot, Inc. ................     25,967,963
     249,254  Honeywell International, Inc. ...      8,781,218
     136,985  Household International, Inc. ...      6,808,154
      56,416  Humana, Inc.(1) .................        881,782
      79,974  Huntington Bancshares, Inc. .....      1,553,095
      88,772  Illinois Tool Works, Inc. .......      6,063,128
     163,000  Immunex Corp.(1) ................      3,641,420
      83,249  IMS Health, Inc. ................      1,494,320
      55,857  Inco, Ltd.(1) ...................      1,264,602
      52,265  Ingersoll-Rand Co. ..............      2,386,420
   2,013,051  Intel Corp. .....................     36,778,442
     510,169  International Business Machines
               Corp. ..........................     36,732,168
      26,047  International Flavors & Fragrances,
               Inc. ...........................        846,267
      28,927  International Game Technology(1)       1,640,161
     142,084  International Paper Co. .........      6,192,021
     118,086  Interpublic Group Cos., Inc. ....      2,923,809
      65,230  Intuit, Inc.(1) .................      3,243,236
      28,287  ITT Industries, Inc. ............      1,997,062

--------------------------------------------------------------------------------
      SHARES  SECURITY                                VALUE
--------------------------------------------------------------------------------

      55,700  Jabil Circuit, Inc.(1) .......... $    1,175,827
      82,926  JC Penney Co., Inc. .............      1,826,031
     383,282  JDS Uniphase Corp.(1) ...........      1,031,029
      47,226  Jefferson-Pilot Corp. ...........      2,219,622
      81,337  John Hancock Financial Services .      2,863,062
     903,874  Johnson & Johnson ...............     47,236,455
      26,585  Johnson Controls, Inc. ..........      2,169,602
      41,356  Jones Apparel Group, Inc.(1) ....      1,550,850
     596,621  JP Morgan Chase & Co. ...........     20,237,384
      15,449  KB HOME .........................        795,778
     127,036  Kellogg Co. .....................      4,555,511
      31,801  Kerr-McGee Corp. ................      1,702,944
     126,220  KeyCorp. ........................      3,445,806
      43,565  KeySpan Corp. ...................      1,640,222
     159,694  Kimberly -Clark Corp. ...........      9,901,028
      36,983  Kinder Morgan, Inc. .............      1,406,094
      71,233  King Pharmaceuticals, Inc.(1) ...      1,584,934
      56,346  KLA--Tencor Corp.(1) ............      2,478,661
      20,160  Knight-Ridder, Inc. .............      1,269,072
      99,418  Kohls Corp.(1) ..................      6,967,213
     226,336  Kroger Co.(1) ...................      4,504,086
      62,104  Leggett & Platt, Inc. ...........      1,453,234
      74,993  Lehman Brothers Holdings, Inc. ..      4,688,562
      38,864  Lexmark International, Inc.(1) ..      2,114,202
      60,085  Lincoln National Corp. ..........      2,523,570
      92,485  Linear Technology Corp. .........      2,906,804
      29,188  Liz Claiborne, Inc. .............        928,178
     132,641  Lockheed Martin Corp. ...........      9,218,549
      28,582  Louisiana-Pacific Corp.(1) ......        302,683
     233,232  Lowe's Companies, Inc. ..........     10,588,733
      59,136  Lowe's Corp. ....................      3,175,603
     104,000  LSI Logic Corp.(1) ..............        910,000
     158,764  Ltd. Brands .....................      3,381,673
     998,160  Lucent Technologies, Inc.(1) ....      1,656,946
      28,432  Manor Care, Inc.(1) .............        653,936
      95,009  Marathon Oil Corp. ..............      2,576,644
      66,401  Marriott International, Inc.--
               Class A ........................      2,526,558
      84,215  Marsh & McLennan Cos., Inc. .....      8,135,169
      59,000  Marshall & Ilsley Corp. .........      1,824,870
     145,679  Masco Corp. .....................      3,949,358
     136,103  Mattel, Inc. ....................      2,869,051
      94,389  Maxim Integrated Products(1) ....      3,617,930
      89,391  May Department Stores Co. .......      2,943,646
      20,834  Maytag Corp. ....................        888,570
      47,278  MBIA, Inc. ......................      2,672,625
     259,403  MBNA Corp. ......................      8,578,457
      24,369  McDermott International, Inc.(1)         197,389
     389,588  McDonald's Corp. ................     11,083,779
      57,478  McGraw-Hill, Inc. ...............      3,431,437
      88,876  McKesson Corp. ..................      2,906,245
      60,810  MeadWestvaco Corp. ..............      2,040,784



See Notes to Financial Statements.
--------------------------------------------------------------------------------

Equity 500 Index Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS June 30, 2002 (Unaudited)


--------------------------------------------------------------------------------
      SHARES  SECURITY                                VALUE
--------------------------------------------------------------------------------

      77,955  MedImmune, Inc.(1) .............. $    2,058,012
     359,623  Medtronic, Inc. .................     15,409,846
     131,914  Mellon Financial Corp. ..........      4,146,057
     680,317  Merck & Co., Inc. ...............     34,451,253
      23,148  Mercury Interactive Corp.(1) ....        531,478
      13,944  Meredith Corp. ..................        534,752
     260,820  Merrill Lynch & Co., Inc. .......     10,563,210
     219,670  MetLife, Inc. ...................      6,326,496
      32,970  MGIC Investment Corp. ...........      2,235,366
     179,481  Micron Technology, Inc.(1) ......      3,629,106
   1,626,966  Microsoft Corp.(1) ..............     88,995,040
      12,992  Millipore Corp. .................        415,484
     115,831  Mirant Corp.(1) .................        845,566
      58,534  Molex, Inc. .....................      1,962,645
      47,009  Moody's Corp. ...................      2,338,698
     326,315  Morgan Stanley Dean Witter
               & Co. ..........................     14,057,650
     672,490  Motorola, Inc. ..................      9,697,306
      46,252  Nabors Industries, Inc.(1) ......      1,625,758
     181,628  National City Corp. .............      6,039,131
      56,425  National Semiconductor Corp. ....      1,645,917
      16,304  Navistar International Corp.(1) .        521,728
      31,067  NCR Corp.(1) ....................      1,074,918
      94,890  Network Appliance, Inc.(1) ......      1,177,585
      41,980  New York Times Co.--Class A .....      2,161,970
      75,204  Newell Rubbermaid, Inc. .........      2,636,652
     109,328  Newmont Mining Corp. Holding
               Co. ............................      2,878,606
     224,955  Nextel Communications, Inc.(1) ..        722,106
      12,165  NICOR, Inc. .....................        556,549
      79,270  Nike, Inc.--Class B .............      4,252,836
      56,312  NiSource, Inc. ..................      1,229,291
      38,100  Noble Corp(1) ...................      1,470,660
      36,636  Nordstrom, Inc. .................        829,805
     116,623  Norfolk Southern Corp. ..........      2,726,646
     919,369  Nortel Networks Corp.(1) ........      1,333,085
      70,040  Northern Trust Corp. ............      3,085,962
      33,193  Northrop Grumman Corp. ..........      4,149,125
      94,156  Novell, Inc.(1) .................        302,241
      44,900  Novellus Systems, Inc.(1) .......      1,526,600
      23,703  Nucor Corp. .....................      1,541,643
      41,000  Nvidia Corp.(1) .................        704,380
     113,556  Occidental Petroleum Corp. ......      3,405,544
      95,951  Office Depot, Inc.(1) ...........      1,611,977
      52,332  Omnicom Group, Inc. .............      2,396,806
   1,651,465  Oracle Corp.(1) .................     15,639,374
      34,336  PACCAR, Inc. ....................      1,524,175
      49,629  Pactiv Corp.(1) .................      1,181,170
      34,529  Pall Corp. ......................        716,477
     155,194  Palm, Inc.(1) ...................        273,141
      74,081  Parametric Technology Corp.(1) ..        265,136

--------------------------------------------------------------------------------
      SHARES  SECURITY                                VALUE
--------------------------------------------------------------------------------

      36,006  Parker-Hannifin Corp. ........... $    1,720,727
     115,795  Paychex, Inc. ...................      3,623,226
       9,618  Peoples Energy Corp. ............        350,672
      85,411  PeopleSoft, Inc.(1) .............      1,270,916
      86,564  Pepsi Bottling Group, Inc. (The)       2,666,171
     528,190  PepsiCo, Inc. ...................     25,458,758
      34,068  PerkinElmer, Inc. ...............        376,451
   1,863,281  Pfizer, Inc. ....................     65,214,835
     106,563  PG&E Corp.(1) ...................      1,906,412
     382,916  Pharmacia Corp. .................     14,340,204
      23,089  Phelps Dodge Corp.(1) ...........        951,267
     648,155  Philip Morris Companies, Inc. ...     28,311,410
     117,085  Phillips Petroleum Co. ..........      6,893,965
      28,642  Pinnacle West Capital Corp. .....      1,131,359
      69,059  Pitney Bowes, Inc. ..............      2,743,023
      93,808  Placer Dome, Inc. ...............      1,051,588
      50,600  Plum Creek Timber Company, Inc. .      1,553,420
      52,647  PMC-Sierra, Inc.(1) .............        488,038
      82,349  PNC Financial Services Group, Inc.     4,305,206
      22,314  Power-One, Inc.(1) ..............        138,793
      47,599  PPG Industries, Inc. ............      2,946,378
      43,180  PPL Corp. .......................      1,428,394
      46,281  Praxair, Inc. ...................      2,636,629
     386,568  Procter & Gamble Co. ............     34,520,522
      67,623  Progress Energy, Inc. ...........      3,517,072
      62,695  Progressive Corp. of Ohio .......      3,626,906
      80,558  Providian Financial Corp.(1) ....        473,681
      66,102  Public Service Enterprise Group,
               Inc. ...........................      2,862,217
      15,999  Pulte Homes, Inc. ...............        919,623
      26,334  QLogic Corp.(1) .................      1,003,325
     229,854  Qualcomm, Inc.(1) ...............      6,318,686
      31,936  Quintiles Transnational Corp.(1)         398,881
     487,945  Qwest Communications
               International ..................      1,366,246
      32,177  R.R. Donnelley & Sons Co. .......        886,476
      52,936  RadioShack Corp. ................      1,591,256
      53,800  Rational Software Corp.(1) ......        441,698
     115,734  Raytheon Co. ....................      4,716,161
      21,236  Reebok International Ltd.(1) ....        626,462
      62,718  Regions Financial Corp. .........      2,204,538
      96,078  Reliant Energy, Inc. ............      1,623,718
      55,697  Robert Half International, Inc.(1)     1,297,740
      58,728  Rockwell Automation, Inc. .......      1,173,385
      51,328  Rockwell Collins, Inc. ..........      1,407,414
      68,924  Rohm & Haas Co. .................      2,790,733
      31,573  Rowan Cos., Inc.(1) .............        677,241
     639,002  Royal Dutch Petroleum Co. .......     35,317,641
      16,546  Ryder Systems, Inc. .............        448,231
      40,688  Sabre Holdings Corp.(1) .........      1,456,630
      41,348  Safeco Corp. ....................      1,277,240



See Notes to Financial Statements.
--------------------------------------------------------------------------------

Equity 500 Index Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS June 30, 2002 (Unaudited)


--------------------------------------------------------------------------------
      SHARES  SECURITY                           VALUE
--------------------------------------------------------------------------------

     147,880  Safeway, Inc.(1) ......... $    4,316,617
     147,670  Sanmina-SCI Corp.(1) .....        931,798
     232,787  Sara Lee Corp. ...........      4,804,724
   1,003,152  SBC Communications, Inc. .     30,596,136
     444,311  Schering-Plough Corp. ....     10,930,051
     169,099  Schlumberger Ltd. ........      7,863,104
      44,213  Scientific-Atlanta, Inc. .        727,304
      28,007  Sealed Air Corp.(1) ......      1,127,842
      91,098  Sears Roebuck and Co. ....      4,946,621
      57,888  Sempra Energy ............      1,281,061
      43,618  Sherwin-Williams Co. .....      1,305,487
     133,036  Siebel Systems, Inc.(1) ..      1,891,772
      23,753  Sigma-Aldrich Corp. ......      1,191,213
      58,500  Simon Property Group, Inc.      2,155,140
      46,054  SLM Corp .................      4,462,633
      15,803  Snap-On, Inc. ............        469,191
     257,994  Solectron Corp.(1) .......      1,586,663
     202,395  Southern Co. .............      5,545,623
     100,062  SouthTrust Corp. .........      2,613,619
     227,859  Southwest Airlines Co. ...      3,682,201
     285,412  Sprint Corp.--PCS Group(1)      1,275,792
     271,905  Sprint Corp.--FON Group ..      2,884,912
      25,834  St. Jude Medical, Inc.(1)       1,907,841
      59,299  St. Paul Cos., Inc. ......      2,307,917
      25,008  Stanley Works ............      1,025,578
     131,140  Staples, Inc.(1) .........      2,583,458
     120,134  Starbucks Corp.(1) .......      2,985,330
      64,831  Starwood Hotels & Resorts
               Worldwide, Inc. .........      2,132,292
     100,664  State Street Corp. .......      4,499,681
      72,608  Stilwell Financial, Inc. .      1,321,466
      61,599  Stryker Corp. ............      3,296,162
     984,374  Sun Microsystems, Inc.(1)       4,931,714
      26,087  Sunoco, Inc. .............        929,480
      88,382  SunTrust Banks, Inc. .....      5,985,229
      36,279  SUPERVALU, Inc. ..........        889,924
      62,017  Symbol Technologies, Inc.         527,145
      93,947  Synovus Financial Corp. ..      2,585,421
     205,319  SYSCO Corp. ..............      5,588,783
      38,497  T. Rowe Price Group,  Inc.      1,265,781
     267,735  Target Corp. .............     10,200,704
      37,500  TECO Energy, Inc. ........        928,125
      30,570  Tektronix, Inc.(1) .......        571,965
     123,617  Tellabs, Inc.(1) .........        781,259
      17,621  Temple-Inland, Inc. ......      1,019,551
      99,026  Tenet Healthcare Corp.(1)       7,085,310
      51,041  Teradyne, Inc.(1) ........      1,199,464
     514,573  Texas Instruments, Inc. ..     12,195,380
      39,889  Textron, Inc. ............      1,870,794
      48,388  Thermo Electron Corp.(1) .        798,402
      15,821  Thomas & Betts Corp.(1) ..        294,271

--------------------------------------------------------------------------------
      SHARES  SECURITY                           VALUE
--------------------------------------------------------------------------------

      39,747  Tiffany & Co. ............ $    1,399,094
     159,332  TJX Cos., Inc. ...........      3,124,501
      31,154  TMP Worldwide, Inc. ......        669,811
      34,446  Torchmark Corp. ..........      1,315,837
      68,029  Toys "R" Us, Inc.(1) .....      1,188,467
      94,951  Transocean, Inc. .........      2,957,724
      88,604  Tribune Co. ..............      3,854,274
      39,351  TRW, Inc. ................      2,242,220
      16,114  Tupperware Corp. .........        335,010
      79,864  TXU Corp. ................      4,116,989
     596,020  Tyco International Ltd. ..      8,052,230
     169,688  Unilever NV ..............     10,995,782
      74,874  Union Pacific Corp. ......      4,738,027
      56,740  Union Planters Corp. .....      1,836,674
      88,514  Unisys Corp.(1) ..........        796,626
      32,692  United States Steel Corp.         650,244
     142,666  United Technologies Corp.       9,687,021
      92,764  UnitedHealth Group, Inc. .      8,492,544
      71,900  Univision Communications,
                Inc.(1) ................      2,257,660
      70,421  Unocal Corp. .............      2,601,352
      66,149  UnumProvident Corp. ......      1,683,492
     579,917  US Bancorp ...............     13,541,062
      46,290  UST, Inc. ................      1,573,860
     117,957  Veritas Software Corp.(1)       2,334,369
     815,044  Verizon Communications, Inc.   32,724,017
      30,215  VF Corp. .................      1,184,730
     531,516  Viacom, Inc.(1) ..........     23,583,365
      35,522  Visteon Corp. ............        504,412
      50,269  Vitesse Semiconductor
                Corp.(1) ...............        158,850
      27,634  Vulcan Materials Co. .....      1,210,369
      29,604  W.W. Grainger, Inc. ......      1,483,160
     403,743  Wachovia Corp. ...........     15,414,908
   1,338,077  Wal-Mart Stores, Inc. ....     73,607,616
     302,766  Walgreen Co. .............     11,695,851
     603,047  Walt Disney Co. ..........     11,397,588
     292,056  Washington Mutual, Inc. ..     10,838,198
     179,658  Waste Management, Inc. ...      4,680,091
      43,000  Waters Corp. .............      1,148,100
      35,289  Watson Pharmaceuticals,
                Inc.(1) ................        891,753
      41,984  Wellpoint Health Networks,
                Inc.(1) ................      3,266,775
     507,256  Wells Fargo & Co. ........     25,393,235
      28,428  Wendy's International, Inc.     1,132,287
      62,607  Weyerhaeuser Co. .........      3,997,457
      22,367  Whirlpool Corp. ..........      1,461,907
     148,477  Williams Cos., Inc. ......        889,377
      38,285  Winn-Dixie Stores, Inc. ..        596,863
      23,229  Worthington Industries, Inc.      420,445
      64,100  Wrigley (WM.), Jr. Co. ...      3,547,935
     393,920  Wyeth ....................     20,168,704
     126,576  XCEL Energy, Inc. ........      2,122,680
     225,078  Xerox Corp.(1) ...........      1,568,794



See Notes to Financial Statements.
--------------------------------------------------------------------------------

Equity 500 Index Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS June 30, 2002 (Unaudited)




--------------------------------------------------------------------------------
      SHARES  SECURITY                           VALUE
--------------------------------------------------------------------------------

      99,894  Xilinx, Inc.(1) .......... $    2,240,622
      38,900  XL Capital Ltd.--Class A .      3,294,830
     168,798  Yahoo!, Inc.(1) ..........      2,491,458
      84,934  Yum! Brands, Inc.(1) .....      2,484,320
      55,045  Zimmer Holdings, Inc.(1) .      1,962,905
      27,000  Zions Bancorporation .....      1,406,700
                                         --------------
TOTAL COMMON STOCKS
   (Cost $3,373,583,021) ...............  2,713,913,046
                                         --------------

--------------------------------------------------------------------------------
   PRINCIPAL
     AMOUNT/
      SHARES  SECURITY                           VALUE
--------------------------------------------------------------------------------

              SHORT TERM INSTRUMENT--0.22%
              US Treasury Bill,(2)
   6,250,000   1.63%, 9/19/02 .......... $    6,227,362
                                         --------------
TOTAL SHORT TERM INVESTMENT
   (Cost $6,227,171) ...................      6,227,362
                                         --------------
TOTAL INVESTMENTS IN
   UNAFFILIATED ISSUERS
   (Cost $3,379,810,192) ...............  2,720,140,408
                                         --------------

              INVESTMENTS IN AFFILIATED
              INVESTMENT COMPANIES
              SHORT-TERM INSTRUMENT--2.12%
  59,887,788  Cash Management Fund
               Institutional ...........     59,887,788
                                         --------------
TOTAL INVESTMENTS IN AFFILIATED
   INVESTMENT COMPANIES
   (Cost $59,887,788) ..................     59,887,788
                                         --------------
TOTAL INVESTMENTS
   (Cost $3,439,697,980) ....   98.46%   $2,780,028,196
OTHER ASSETS IN EXCESS
   OF LIABILITIES ...........    1.54        43,420,805
                               ------    --------------
NET ASSETS ..................  100.00%   $2,823,449,001
                               ======    ==============


--------------------------------------------------------------------------------
1  Non-income producing security.
2  Held as collateral for futures contracts.


See Notes to Financial Statements.
--------------------------------------------------------------------------------

Equity 500 Index Portfolio
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)



------------------------------------------------------------------------------------------------------------------
                                                                                                    JUNE 30, 2002
------------------------------------------------------------------------------------------------------------------
ASSETS
   Investments in unaffiliated issuers, at value (cost $3,379,810,192) ..........................  $2,720,140,408
   Investments in affiliated investment companies, at value
      (cost $59,887,788) ........................................................................      59,887,788
                                                                                                   --------------
Total investments, at value (cost $3,439,697,980) ...............................................   2,780,028,196
   Dividend and interest receivable .............................................................       3,157,481
   Receivable for shares of beneficial interest subscribed ......................................     162,346,432
   Prepaid expenses and other ...................................................................           5,290
                                                                                                   --------------
Total assets ....................................................................................   2,945,537,399
                                                                                                   --------------
LIABILITIES
   Due to administrator .........................................................................         103,399
   Payable for securities purchased .............................................................     121,634,904
   Variation margin payable on futures contracts ................................................         303,507
   Payable for capital shares redeemed ..........................................................          20,364
   Accrued expenses and other ...................................................................          26,224
                                                                                                   --------------
Total liabilities ...............................................................................     122,088,398
                                                                                                   --------------
NET ASSETS ......................................................................................  $2,823,449,001
                                                                                                   ==============
COMPOSITION OF NET ASSETS
   Paid-in capital ..............................................................................  $3,483,375,985
   Net unrealized depreciation on investments ...................................................    (659,926,984)
                                                                                                   --------------
NET ASSETS ......................................................................................  $2,823,449,001
                                                                                                   ==============



See Notes to Financial Statements.
--------------------------------------------------------------------------------

Equity 500 Index Portfolio
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (Unaudited)


------------------------------------------------------------------------------------------------------------------
                                                                                                     FOR THE SIX
                                                                                                    MONTHS ENDED
                                                                                                   JUNE 30, 2002
------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Dividends from unaffiliated issuers (net of foreign taxes
      withheld of $110,673) ......................................................................  $  20,327,196
   Dividends from affiliated investment companies ................................................        521,462
   Interest ......................................................................................         63,439
                                                                                                    -------------
Total investment income ..........................................................................     20,912,097
                                                                                                    -------------
EXPENSES
   Advisory fees .................................................................................        673,246
   Professional fees .............................................................................         16,949
   Trustees fees .................................................................................          5,471
   Miscellaneous .................................................................................         25,878
                                                                                                    -------------
Net expenses .....................................................................................        721,544
                                                                                                    -------------
NET INVESTMENT INCOME ............................................................................     20,190,553
                                                                                                    -------------
REALIZED AND UNREALIZED LOSS ON INVESTMENTS AND FUTURES CONTRACTS
   Net realized loss from:
     Investment transactions .....................................................................    (97,236,538)
     Futures transactions ........................................................................     (9,435,220)
   Net change in unrealized appreciation/depreciation on investments
     and futures contracts .......................................................................   (316,985,344)
                                                                                                    -------------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS AND FUTURES CONTRACTS ............................   (423,657,102)
                                                                                                    -------------
NET DECREASE IN NET ASSETS FROM OPERATIONS .......................................................  $(403,466,549)
                                                                                                    =============



See Notes to Financial Statements.
--------------------------------------------------------------------------------

Equity 500 Index Portfolio
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS


-----------------------------------------------------------------------------------------------------------------
                                                                          FOR THE SIX                    FOR THE
                                                                         MONTHS ENDED                 YEAR ENDED
                                                                     JUNE 30, 2002(1)          DECEMBER 31, 2001
-----------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
   Net investment income ............................................  $   20,190,553            $    64,654,806
   Net realized gain (loss) from investment and
      futures transactions ..........................................    (106,671,758)                89,621,402
   Net change in unrealized appreciation/depreciation
      on investments and futures contracts ..........................    (316,985,344)            (1,632,514,258)
                                                                       --------------            ---------------
Net decrease in net assets from operations ..........................    (403,466,549)            (1,478,238,050)
                                                                       --------------            ---------------
CAPITAL TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
   Proceeds from capital invested ...................................     742,532,863              2,530,846,594
   Redemptions in-kind ..............................................              --             (3,293,610,708)
   Value of capital withdrawn .......................................    (476,967,482)            (1,886,398,815)
                                                                       --------------            ---------------
Net increase (decrease) in net assets from capital
   transactions in shares of beneficial interest ....................     265,565,381             (2,649,162,929)
                                                                       --------------            ---------------
TOTAL DECREASE IN NET ASSETS ........................................    (137,901,168)            (4,127,400,979)
NET ASSETS
   Beginning of period ..............................................   2,961,350,169              7,088,751,148
                                                                       --------------            ---------------
   End of period ....................................................  $2,823,449,001            $ 2,961,350,169
                                                                       ==============            ===============

--------------------------------------------------------------------------------
1 Unaudited


See Notes to Financial Statements.
--------------------------------------------------------------------------------

Equity 500 Index Portfolio
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS


---------------------------------------------------------------------------------------------------------------------
                                    FOR THE SIX
                                   MONTHS ENDED
                                       JUNE 30,                                     FOR THE YEARS ENDED DECEMBER 31,
                                        2002(1)          2001         2000          1999          1998          1997
---------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT RETURN ...........      (12.86)%          --           --            --            --            --
SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period
     (000s omitted) ...............  $2,823,449    $2,961,350   $7,088,751    $8,165,097    $5,200,504    $2,803,086
   Ratios toaverage net assets:
     Net investment income ........        1.40%(2)      1.29%        1.18%         1.35%         1.50%         1.76%
     Expenses after waivers
        and/or reimbursements .....        0.05%(2)      0.05%        0.06%(3)      0.08%         0.08%(4)      0.08%
     Expenses before waivers
        and/or reimbursements .....        0.05%(2)      0.05%        0.06%         0.08%         0.10%         0.15%
   Portfolio turnover rate ........           4%           9%(5)        28%           13%            4%           19%

--------------------------------------------------------------------------------
1  Unaudited.
2  Annualized.
3 Effective March 15, 2000, the Advisor and Administrator contractually agreed to limit the annual operating expenses of the portfolio to 0.05% of the portfolio's average daily net assets.
4 Effective May 6, 1998, the Advisor and Administrator contractually agreed to limit its fees from the portfolio to the lesser of 0.05% or the amount that brings the total annual operating expenses up to 0.08% of the portfolio's average daily net assets.
5 Excludes portfolio securities delivered as a result of processing redemption in-kind transactions.



See Notes to Financial Statements.
--------------------------------------------------------------------------------

Equity 500 Index Portfolio
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)


NOTE 1--ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
A. ORGANIZATION
The Equity 500 Index Portfolio (the 'Portfolio') is registered under the Investment Company Act of 1940 (the 'Act'), as amended, as a diversified, open-end management investment company. The Portfolio is organized as a business trust under the laws of the state of New York.

Details concerning the Portfolio's investment objective and policies and the risk factors associated with the Portfolio's investments are described in the Fund's Prospectus and Statement of Additional Information.

B. VALUATION OF SECURITIES
The Portfolio values its investments at market value.

When valuing listed equity securities, the Portfolio uses the last sale price prior to the calculation of the Portfolio's net asset value. When valuing equity securities that are not listed or that are listed but have not traded, the Portfolio uses the bid price in the over-the-counter market.

When valuing short-term securities that mature within sixty days, the Portfolio uses amortized cost.

When valuing securities for which market quotations are not readily available or for which the market quotations that are available are considered unreliable, the Portfolio determines a fair value in good faith under procedures established by and under the general supervision of the Portfolio's Board of Trustees. The Portfolio may use these procedures to establish the fair value of securities when, for example, a significant event occurs between the time the market closes and the time the Portfolio values its investments. After consideration of various factors, the Portfolio may value the securities at their last reported price or at fair value. On June 30, 2002 there were no fair valued securities.

C. SECURITIES TRANSACTION AND INVESTMENT INCOME
Securities transactions are recorded on trade date. Realized gains and losses are determined by comparing the proceeds of a sale or the cost of a purchase with a specific offsetting transaction.

Dividend income is recorded on the ex-dividend date or, in the case of certain foreign securities, upon receipt of ex-dividend notification. Interest income, including amortization of premiums and accretion of discounts, is accrued daily. Estimated expenses are also accrued daily.

The Portfolio makes a daily allocation of its net investment income and realized and unrealized gains and losses from securities and foreign currency transactions to its investors in proportion to their investment in the Portfolio.

D. FEDERAL INCOME TAXES
The Portfolio is considered a Partnership under the Internal Revenue Code. Therefore, no federal income tax provision is necessary.

E. FUTURES CONTRACTS
The Portfolio may buy or sell financial futures contracts on established futures exchanges. Under the terms of a financial futures contract, the Portfolio agrees to receive or deliver a specific amount of a financial instrument at a specific price on a specific date.

The Portfolio's investments in financial futures contracts are designed to closely replicate the benchmark index used by the Portfolio.

When the Portfolio enters into a futures contract, it is required to make a margin deposit equal to a percentage of the face value of the contract. While the contract is outstanding, the Portfolio may be required to make additional deposits or may have part of its deposit returned as a result of changes in the relationship between the face value of the contract and the value of the underlying security. The Portfolio records these payments as unrealized gains or losses. When entering into a closing transaction, the Portfolio realizes a gain or loss.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.





--------------------------------------------------------------------------------

Equity 500 Index Portfolio
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)


G. ESTIMATES
In preparing its financial statements in conformity with accounting principles generally accepted in the United States, management makes estimates and assumptions. Actual results may be different.

NOTE 2--FEES AND TRANSACTION
        WITH AFFILIATES
Deutsche Asset Management, Inc. ('DeAM, Inc.'), an indirect, wholly owned subsidiary of Deutsche Bank AG, is the Portfolio's Advisor. The Portfolio pays the Advisor an annual fee based on its average daily net assets which is calculated daily and paid monthly at the annual rate of 0.05%. These fees are not charged on assets invested in affiliated Money Market Funds.

Investment Company Capital Corp. ('ICCC'), an indirect, wholly owned subsidiary of Deutsche Bank AG, is the Portfolio's Administrator. These services are provided at no additional fee.

The Portfolio may invest in Cash Management Fund Institutional, an open-end management investment company managed by DeAM.

Certain officers and directors of the Portfolio are also officers or directors of ICCC or affiliated with Deutsche Bank AG. These persons are not paid by the Portfolio for serving in these capacities.

NOTE 3--PURCHASE AND SALE OF
        INVESTMENT SECURITIES
The aggregate cost of purchases and proceeds from sales of investments (excluding redemption in-kind transactions), other than US Government and short-term obligations, for the six months ended June 30, 2002, were $379,832,289 and $103,629,833, respectively.

At June 30, 2002, the tax basis of investments held was $3,439,697,980. The net unrealized appreciation from investments for those securities having an excess of value over cost and net unrealized depreciation from investments for those securities having an excess of cost over value was $206,630,320 and $866,300,104, respectively.

NOTE 4--LINE OF CREDIT
The Portfolio participates with other affiliated entities in an unsecured revolving credit facility with a syndicate of banks in the amount of $200,000,000, which expires April 25, 2003. A commitment fee is apportioned among the participants based on their relative net assets. The Portfolio did not borrow during the period.

NOTE 5--FUTURES CONTRACTS
The Portfolio had the following open contracts at June 30, 2002:

Type of                                                                       Market          Unrealized
Future                 Expiration        Contracts        Position             Value        Depreciation
------                 ----------        ---------        --------            ------       -------------
S&P 500 Index               Sept.
Futures                      2002              285            Long       $70,544,625           $(257,200)

At June 30, 2002, the Portfolio segregated securities with a value of $6,227,362 to cover margin requirements on open futures contracts.

NOTE 6--SIGNIFICANT EVENTS
On August 10, 2001, the Portfolio liquidated a feeder fund's ownership interest by issuing securities and cash totalling $2,864,096,528, including unrealized appreciation which was allocated to that feeder.





--------------------------------------------------------------------------------

Equity 500 Index Portfolio
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)


NOTE 7--SUBSEQUENT EVENTS
Proxy Results (unaudited). At the Special Shareholder Meeting on July 30, 2002, shareholders of the Equity 500 Index Portfolio voted on and approved the following proposal. A description of the proposal and number of shares voted are as follows:

1. To elect the Equity 500 Index Portfolio Board of Trustees.

                                                           Shares
                                      Shares                voted
Nominees                         voted 'For'           'Withheld'
---------                       ------------          -----------
Richard R. Burt                   75,758,611            4,242,991
S. Leland Dill                    75,705,629            4,295,973
Martin J. Gruber                  75,722,743            4,278,859
Richard T. Hale                   75,726,851            4,274,751
Joseph R. Hardiman                75,762,556            4,239,046
Richard J. Herring                75,751,348            4,250,254
Graham E. Jones                   75,742,448            4,259,155
Rebecca W. Rimel                  75,770,307            4,231,296
Philip Saunders, Jr.              75,766,322            4,235,280
William N. Searcy                 75,752,148            4,249,454
Robert H. Wadsworth               75,830,194            4,171,408



2. To approve new investment advisory agreements between the Portfolio and Deutsche Asset Management, Inc.

                               Shares           Shares
Shares                          voted            voted
voted 'For'                 'Against'        'Abstain'
---------                  ----------         --------
73,772,225                  3,375,238        2,854,138






--------------------------------------------------------------------------------

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

PRIVACY STATEMENT

This privacy statement is issued by Scudder Distributors, Inc., Scudder Financial Services, Inc., Scudder Investor Services, Inc., Scudder Trust Company and the Scudder Funds.

We consider privacy fundamental to our client relationships and adhere to the policies and practices described below to protect current and former clients' information.

We never sell customer lists or individual client information. Internal policies are in place to protect confidentiality, while allowing client needs to be served. Only individuals who need to do so in carrying out their job responsibilities may access client information. We maintain physical, electronic and procedural safeguards that comply with federal standards to protect confidentiality. These safeguards extend to all forms of interaction with us, including the Internet.

In the normal course of business, clients give us nonpublic personal information on applications and other forms, on our websites, and through transactions with us or our affiliates. To be able to serve our clients, information is shared with affiliates and other companies. Specifically, we disclose client information to parties that perform various services for us, such as transfer agents, custodians, and broker-dealers. Limited information also may be shared with affiliates, with companies with which we have joint marketing agreements, or with other parties as required by law. Any organization receiving client information may only use it for the purpose designated by the entities listed above.

Questions on this policy may be sent to:

Scudder Investments
Attention: Correspondence--Chicago
P.O. Box 219415
Kansas City, MO 64121-9415



July 2002

For information on how to invest, shareholder account information and current price and yield information, please contact your relationship manager or write to:
                        DEUTSCHE ASSET MANAGEMENT SERVICE CENTER
                        PO BOX 219210
                        KANSAS CITY, MO 64121-9210
or call toll-free:      1-800-730-1313

This report must be preceded or accompanied by a current prospectus for the Fund.

Deutsche Asset Management is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Bank Securities Inc., Deutsche Asset Management Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Investment Management Americas Inc. and Scudder Trust Company.




Equity 500 Index Fund Premier                             CUSIP #055924500
                                                          SE500-3-PR (6/02)
                                                          Printed 8/02

Distributed by:
ICC Distributors, Inc.